Stock Compensation Plans - Weighted Average Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend Yield	5.00%	2.00%	0.00%
Expected Volatility	45.00%	48.00%	51.00%
Risk Free Interest Rate	2.00%	1.00%	1.00%
Expected Lives	6 years	6 years	6 years